Intangible assets, Net (Details) - Schedule of intangible assets net ¥ in Thousands	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Gross			¥ 345,640
Less: accumulated amortization			(67,687)
Intangible assets, net			277,953
Customer Relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			71,180
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			111,450
Student base [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			2,390
License [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			23,600
Franchise Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			9,420
Technology and System [Member]
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible assets			¥ 127,600